Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	001-39452
Entity Registrant Name	Inhibrx, Inc.
Entity Central Index Key	0001739614
Entity Tax Identification Number	82-4257312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11025 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	795-4220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	INBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false